Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 – Premier InnovationsSM
HV-6777 – Hartford403(b) Cornerstone Innovations
HV-6778 – Premier InnovationsSM (Series II)

Supplement dated January 27, 2026 to Prospectuses dated May 1, 2025

This supplement amends the following information in the above-referenced product Prospectuses:

•Name (effective June 1, 2025) information for American Funds EuroPacific Growth Fund®.
•Expense (effective July 1, 2025) and name (effective December 31, 2025) information for Loomis Sayles Bond Fund.
•Name (effective September 1, 2025) and expense (effective December 1, 2025) information for Columbia Large Cap Growth Fund.

Accordingly, prior information for the above funds in the “Appendix A – Underlying Funds” section of the Prospectuses is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectuses remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ - Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
2025-PROSUPP-40

US Fund Large Growth	Columbia Cornerstone Growth Fund - Class A (Effective 09/01/2025, Columbia Large Cap Growth Fund was renamed Columbia Cornerstone Growth Fund)	0.97%	31.52%	17.18%	14.95%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Admin Class* (Effective 12/31/2025, Loomis Sayles Bond Fund was renamed Loomis Sayles Income Fund )	1.14%	6.24%	0.76%	1.79%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A

* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-40